UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
March 14, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: 1,446,106

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMEDISYS INC                   COM              023436108    17046 433305.0000 SH    Sole                        433305.0000
AMR Corp.                      COM              001765106      967 107168.0000 SH    Sole                        107168.0000
Altria Group Inc               COM              02209S103    28798 1297218.5827 SH   Sole                        1297218.5827
American International Group   COM              026874107    59100 1366468.0000 SH   Sole                        1366468.0000
Amgen Inc.                     COM              031162100    23333 558473.0000 SH    Sole                        558473.0000
Anadarko Petroleum Corp.       COM              032511107    32201 510880.0000 SH    Sole                        510880.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    50868 772480.0000 SH    Sole                        772480.0000
Berkshire Hathaway CL B        COM              084670207    61744 13804.0000 SH     Sole                        13804.0000
Boeing Corp                    COM              097023105    47113 633495.0000 SH    Sole                        633495.0000
Burlington Northern Santa Fe C COM              12189T104      762 8260.0000 SH      Sole                         8260.0000
Caterpillar                    COM              149123101    89251 1140004.0000 SH   Sole                        1140004.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    56528 2164158.3723 SH   Sole                        2164158.3723
Cisco Systems Inc              COM              17275R102    73613 3055747.0000 SH   Sole                        3055747.0000
ConocoPhillips                 COM              20825C104    34096 447388.8400 SH    Sole                        447388.8400
Corning Inc.                   COM              219350105    51380 2137274.0000 SH   Sole                        2137274.0000
DEVON ENERGY CORP NEW COM      COM              25179M103    76042 728860.5650 SH    Sole                        728860.5650
Exxon Mobil Corp.              COM              30231G102      869 10279.0000 SH     Sole                        10279.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    32713 857717.0000 SH    Sole                        857717.0000
GULFPORT ENERGY CORP COM NEW   COM              402635304     2129 200850.0000 SH    Sole                        200850.0000
General Electric               COM              369604103     1037 28027.3032 SH     Sole                        28027.3032
Goodyear Tire & Rubber         COM              382550101    28323 1097805.0000 SH   Sole                        1097805.0000
Graco Inc.                     COM              384109104     7812 215439.0000 SH    Sole                        215439.0000
HARRIS CORP DEL COM            COM              413875105    33377 687758.0000 SH    Sole                        687758.0000
Harley Davidson Inc.           COM              412822108    15886 423630.0000 SH    Sole                        423630.0000
Home Depot                     COM              437076102     2311 82619.3900 SH     Sole                        82619.3900
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     6892 652000.0000 SH    Sole                        652000.0000
Intel Corp                     COM              458140100      339 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    68668 596385.3785 SH    Sole                        596385.3785
KINETIC CONCEPTS INC           COM              49460W208    32584 704825.0000 SH    Sole                        704825.0000
MARSHALL EDWARDS INC COM       COM              572322303      181 75607.0000 SH     Sole                        75607.0000
Microsoft Corp                 COM              594918104      467 16461.1095 SH     Sole                        16461.1095
NOVAGOLD RES INC COM NEW       COM              66987E206     4894 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    23930 40050.0000 SH     Sole                        40050.0000
Nabors Industries LTD New (Ber COM              G6359F103     5032 149016.0000 SH    Sole                        149016.0000
Novogen LTD                    COM              67010F103     1334 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    42738 2184945.0000 SH   Sole                        2184945.0000
PHILIP MORRIS INTL. INC.       COM              718172109    65613 1297218.5827 SH   Sole                        1297218.5827
Rush Enterprises CLA           COM              781846209     4434 279907.5000 SH    Sole                        279907.5000
Rush Enterprises CLB           COM              781846308     3303 223757.5000 SH    Sole                        223757.5000
Stanley Furniture Inc New      COM              854305208     9762 786600.0000 SH    Sole                        786600.0000
Terex Corp Del                 COM              880779103    71354 1141660.0000 SH   Sole                        1141660.0000
Thor Industries Inc.           COM              885160101    36785 1235630.0000 SH   Sole                        1235630.0000
Transocean Inc.                COM              G90073100    46390 343122.0000 SH    Sole                        343122.0000
U S Bancorp Del New            COM              902973304      203 6270.0000 SH      Sole                         6270.0000
United Technologies Corp.      COM              913017109      398 5790.0000 SH      Sole                         5790.0000
UnitedHealth Group Inc.        COM              91324P102    65826 1915769.1220 SH   Sole                        1915769.1220
WESCO INTERNATIONAL INC        COM              95082P105    29373 804970.0000 SH    Sole                        804970.0000
Wal-Mart Stores                COM              931142103      406 7712.0000 SH      Sole                         7712.0000
Washington Mutual Inc.         COM              939322103    12899 1252307.0000 SH   Sole                        1252307.0000
Whirlpool Corp                 COM              963320106    75187 866408.0000 SH    Sole                        866408.0000
Winnebago Inds. Inc.           COM              974637100     8540 505340.0000 SH    Sole                        505340.0000
Wyeth                          COM              983024100      237 5673.0000 SH      Sole                         5673.0000
Muhlenkamp Fund                                 962096103      264 4522.5020 SH      Sole                         4522.5020
ISHARES RUSSELL 1000 GROWTH                     464287614      776 14257.0000 SH     Sole                        14257.0000